Staff costs (Tables)	6 Months Ended
Jun. 30, 2018
Staff costs
Staff costs
	Half year ended	Half year ended
	30.06.18	30.06.17
Compensation costs	£m	£m
Current year bonus charges	593	558
Deferred bonus charge	256	340
Commissions and other incentives	21	58
Performance costs	870	956
Salaries	2,069	1,968
Social security costs	303	297
Post-retirement benefits	243	253
Other compensation costs	199	189
Total compensation costs	3,684	3,663

Other resourcing costs
Outsourcing	277	579
Redundancy and restructuring	60	23
Temporary staff costs	193	167
Other	63	28
Total other resourcing costs	593	797

Total staff costs	4,277	4,460

Barclays Group compensation costs as a % of total income	33.7	33.7